OFFSETTING FINANCIAL ASSETS AND LIABILITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 27,097	£ 24,638
Amounts offset, Assets	(4,935)	(8,115)
Net amounts reported on the balance sheet, Assets	22,162	16,523
Financial instruments, Assets	(1,603)	(484)
Financial collateral, Assets	(17,054)	(11,183)
Net amount, Assets	3,505	4,856
Assets not subject to enforceable netting arrangements, Assets	203,618	199,109
Balance sheet total, Assets	225,780	215,632
Gross amounts, Liabilities	14,661	17,429
Amounts offset, Liabilities	(4,935)	(8,115)
Net amounts reported on the balance sheet, Liabilities	9,726	9,314
Financial instruments, Liabilities	(1,603)	(484)
Financial collateral, Liabilities	(8,044)	(8,683)
Net amount, Liabilities	79	147
Assets not subject to enforceable netting arrangements, Liabilities	199,082	199,832
Balance sheet total, Liabilities	208,808	209,146
Derivative financial assets
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	2,002	2,859
Amounts offset, Assets	(1,058)	(1,643)
Net amounts reported on the balance sheet, Assets	944	1,216
Financial instruments, Assets	(436)	(421)
Financial collateral, Assets	(374)	(725)
Net amount, Assets	134	70
Assets not subject to enforceable netting arrangements, Assets	38	48
Balance sheet total, Assets	982	1,264
- Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	20,967	16,175
Amounts offset, Assets	(3,289)	(5,837)
Net amounts reported on the balance sheet, Assets	17,678	10,338
Financial instruments, Assets	(1,167)	(63)
Financial collateral, Assets	(16,511)	(10,275)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	17,678	10,338
Gross amounts, Liabilities	12,318	14,454
Amounts offset, Liabilities	(3,289)	(5,837)
Net amounts reported on the balance sheet, Liabilities	9,029	8,617
Financial instruments, Liabilities	(1,167)	(63)
Financial collateral, Liabilities	(7,862)	(8,554)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	9,029	8,617
Loans and advances to customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	4,128	5,604
Amounts offset, Assets	(588)	(635)
Net amounts reported on the balance sheet, Assets	3,540	4,969
Financial instruments, Assets	0	0
Financial collateral, Assets	(169)	(183)
Net amount, Assets	3,371	4,786
Assets not subject to enforceable netting arrangements, Assets	203,580	199,061
Balance sheet total, Assets	207,120	204,030
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	1,755	2,340
Amounts offset, Liabilities	(1,058)	(1,643)
Net amounts reported on the balance sheet, Liabilities	697	697
Financial instruments, Liabilities	(436)	(421)
Financial collateral, Liabilities	(182)	(129)
Net amount, Liabilities	79	147
Assets not subject to enforceable netting arrangements, Liabilities	14	20
Balance sheet total, Liabilities	711	717
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	588	635
Amounts offset, Liabilities	(588)	(635)
Net amounts reported on the balance sheet, Liabilities	0	0
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	199,068	199,812
Balance sheet total, Liabilities	£ 199,068	£ 199,812